Annual Total Returns- Vanguard SP Mid-Cap 400 Value Index Fund (Institutional) [BarChart] - Institutional - Vanguard SP Mid-Cap 400 Value Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(2.52%)	18.48%	34.12%	12.00%	(6.69%)	26.45%	12.27%	(11.91%)	26.00%